Credit Facilities and Short-Term Debt - Summary of Contractual Obligations Under Short-term Debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Line of Credit Facility [Line Items]
Short-term debt	$ 299.9	$ 299.9	$ 0.0
Total	300.0
Short-Term Debt
Line of Credit Facility [Line Items]
Short-term debt	$ 300.0